UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Fund:	Legg Mason Light Street Trust, Inc.
Fund Address:100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2007

Item 1 — Schedule of Investments
Portfolio of Investments

Legg Mason Classic Valuation Fund
January 31, 2007 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.7%
Consumer Discretionary — 16.9%
Automobiles — 4.7%
Toyota Motor Corp. — ADR	35	$4,612

Hotels Restaurants and Leisure — 2.7%
McDonald’s Corp.	59	2,609

Media — 6.0%
Comcast Corp. — Class A	100	4,438	A
The Walt Disney Co.	43	1,495

		5,933

Specialty Retail — 3.5%
The Home Depot Inc.	36	1,466
Tiffany and Co.	52	2,026

		3,492

Consumer Staples — 8.5%
Food and Staples Retailing — 3.7%
The Kroger Co.	31	783
Wal-Mart Stores Inc.	60	2,871

		3,654

Food Products — 4.8%
Del Monte Foods Co.	203	2,330
Smithfield Foods Inc.	91	2,377	A

		4,707

Energy — 11.2%
Energy Equipment and Services — 7.0%
Tidewater Inc.	79	4,090
Transocean Inc.	36	2,816	A

		6,906

	Shares/Par	Value

Energy — Continued

Oil, Gas and Consumable Fuels — 4.2%
Arch Coal Inc.	46	$1,379
ConocoPhillips	18	1,178
The Williams Cos. Inc.	59	1,593

		4,150

Financials — 26.2%
Capital Markets — 7.5%
Merrill Lynch and Co. Inc.	24	2,217
Morgan Stanley	33	2,716
The Goldman Sachs Group Inc.	12	2,440

		7,373

Commercial Banks — 0.7%
Wachovia Corp.	12	661

Diversified Financial Services — 4.9%
Bank of America Corp.	18	941
Citigroup Inc.	71	3,903

		4,844

Insurance — 11.3%
Allianz SE — ADR	104	2,086
American International Group Inc.	20	1,369
Aon Corp.	33	1,183
Axis Capital Holdings Ltd.	64	2,106
Conseco Inc.	72	1,437	A
Marsh and McLennan Cos. Inc.	101	2,985

		11,166

Thrifts and Mortgage Finance — 1.8%
Countrywide Financial Corp.	42	1,804

	Shares/Par	Value

Health Care — 10.4%
Health Care Equipment and Supplies — 3.3%
Boston Scientific Corp.	177	$3,271	A

Health Care Providers and Services — 0.9%
Tenet Healthcare Corp.	128	905	A

Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	86	2,462
Merck and Co. Inc.	32	1,423
Pfizer Inc.	86	2,254

		6,139

Industrials — 4.1%
Building Products — 2.1%
Masco Corp.	63	2,019

Construction and Engineering — 0.5%
KBR Inc.	21	501	A

Machinery — 1.5%
Caterpillar Inc.	24	1,518

Information Technology — 15.4%
Communications Equipment — 4.5%
Nokia Oyj — ADR	97	2,142
Nortel Networks Corp.	85	2,262	A

		4,404

Computers and Peripherals — 8.2%
Dell Inc.	58	1,404	A
International Business Machines Corp.	38	3,777
Seagate Technology	110	2,972

		8,153

	Shares/Par	Value

Information Technology — Continued
Semiconductors and Semiconductor Equipment — 2.7%
Intel Corp.	127	$2,670

Materials — 4.0%
Chemicals — 2.4%
E.I. du Pont de Nemours and Co.	30	1,502
The Dow Chemical Co.	22	930

		2,432

Metals and Mining — 1.6%
Alcoa Inc.	48	1,551

Utilities — 3.0%
Electric Utilities — 2.0%
Reliant Energy Inc.	130	1,935	A

Independent Power Producers and Energy Traders — 1.0%
Dynegy Inc.	148	1,044	A

Total Common Stocks and Equity Interests (Cost — $77,833)		98,453

	Shares/Par	Value

Repurchase Agreements — 0.7%

Bank of America 5.22%, dated 1/31/07, to be repurchased at $361 on 2/1/07 (Collateral: $375 Federal Home Loan Bank bonds, 4.865%, due 5/25/12, value $369)	$361	$361
Goldman, Sachs & Company 5.23%, dated 1/31/07, to be repurchased at $361 on 2/1/07 (Collateral: $383 Fannie Mae mortgage-backed securities, 5%, due 2/1/36, value $368)	361	361

Total Repurchase Agreements (Cost — $722)		722

Total Investments — 100.4% (Cost — $78,555)		99,175
Other Assets Less Liabilities — (0.4)%		(401)

Net Assets — 100.0%		$98,774

Net Asset Value Per Share:
Primary Class		$15.41

Institutional Class		$16.36

A	Non-income producing.

ADR — American Depository Receipt

Security Valuation

     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (''NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

     The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair values as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the difference could be material. All fair valued securities are identified in the portfolio of investments.

     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: March 22, 2007

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date: March 20, 2007